SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 9	$ 119	$ 289	$ 37
Deferred Income Tax Expense Benefit	(6)	(8)	(54)	(37)
Income Tax Expense (Benefit)	84	111	235
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	75	99	289
Deferred Income Tax Expense Benefit	(36)	(47)	(61)	(37)
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	15	20		37
Deferred Income Tax Expense Benefit	$ 30	$ 39	$ 7